Pension and Other Post-Retirement Benefits - Benefit costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Retirement Benefits [Abstract]
Service costs	$ 1,441	$ 1,136	$ 870
Interest cost	323	292	311
Expected return on plan assets	(199)	(178)	(157)
Amortization of actuarial gains	(19)	(46)	(76)
Settlement/(Curtailment)	(91)	(499)	7
Net periodic benefit cost	$ 1,455	$ 705	$ 955